RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

24. RELATED PARTY TRANSACTIONS

        The table below sets forth the related parties and their relationships with the Group:

Related parties	Relationships with the Group
Xian	Investment under the equity method
Fund Management Partnership	Investment under the equity method
TianRe Fund I	Investment under the equity method

        As of December 31, 2011, the company owned 75% of the equity interests of TianRe Co., Ltd. and the remaining 25% equity interests were owned by Everising. The Company's wholly-owned subsidiary, IFM BJ Inv is a 75% limited partner in the Fund Management Partnership, with Everising as the other limited partner holding the remaining 25% equity interest.

        Refer to Note 7 for the related party transactions of the equity interests in TianRe Co., Ltd. and Fund Management Partnership. As of December 31, 2010 and 2011, the amounts due from/to related parties consisted of the following (in RMB thousands):

	December 31,
	2010	2011
Amounts due from related parties
Fund Management Partnership	1,338	21
Xian	372	50

Total amounts due from related parties	1,710	71

Amounts due to related parties
Fund Management Partnership	11	16
Xian	250	250

Total amounts due to related parties	261	266